Quarterly Holdings Report
for
Fidelity® SAI Short-Term Bond Fund
November 30, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SST-NPRT1-0123
1.9899557.102
Nonconvertible Bonds - 43.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. 0.9% 3/25/24	5,000,000	4,746,251
NTT Finance Corp.:
0.373% 3/3/23 (b)	3,840,000	3,795,379
0.583% 3/1/24 (b)	1,597,000	1,511,642
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 3.8058% 3/22/24 (c)(d)	2,637,000	2,619,696
0.75% 3/22/24	1,969,000	1,871,854
2.625% 8/15/26	4,600,000	4,281,146
		18,825,968
Media - 0.4%
Discovery Communications LLC:
2.95% 3/20/23	3,000,000	2,980,023
4.9% 3/11/26	4,500,000	4,373,641
Magallanes, Inc.:
3.428% 3/15/24 (b)	1,045,000	1,014,651
3.638% 3/15/25 (b)	572,000	546,169
		8,914,484
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 2.95% 3/15/25 (b)	3,029,000	2,874,947
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	4,800,000	4,300,709
3.5% 4/15/25	3,440,000	3,330,628
		10,506,284
TOTAL COMMUNICATION SERVICES		38,246,736
CONSUMER DISCRETIONARY - 2.8%
Automobiles - 2.4%
BMW U.S. Capital LLC:
3.25% 4/1/25 (b)	5,600,000	5,415,823
3.45% 4/12/23 (b)	5,956,000	5,925,540
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.840% 5.3484% 5/4/23 (b)(c)(d)	2,870,000	2,872,036
0.75% 3/1/24 (b)	3,927,000	3,717,115
5.5% 11/27/24 (b)	4,250,000	4,279,404
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.0026% 11/17/23 (c)(d)	2,500,000	2,489,374
1.05% 3/8/24	984,000	930,857
1.2% 10/15/24	8,300,000	7,660,278
1.25% 1/8/26	7,996,000	7,007,641
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (b)	4,500,000	4,306,922
3.95% 6/6/25 (b)	5,735,000	5,573,055
		50,178,045
Distributors - 0.1%
Genuine Parts Co. 1.75% 2/1/25	3,041,000	2,837,996
Multiline Retail - 0.2%
Dollar General Corp. 4.25% 9/20/24	4,185,000	4,122,832
Specialty Retail - 0.1%
Lowe's Companies, Inc. 4.4% 9/8/25	2,188,000	2,172,458
TOTAL CONSUMER DISCRETIONARY		59,311,331
CONSUMER STAPLES - 2.7%
Beverages - 0.5%
Constellation Brands, Inc. 3.6% 5/9/24	4,900,000	4,803,511
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	5,000,000	4,733,049
		9,536,560
Food & Staples Retailing - 0.5%
7-Eleven, Inc.:
0.625% 2/10/23 (b)	667,000	661,097
0.8% 2/10/24 (b)	2,817,000	2,672,571
0.95% 2/10/26 (b)	4,000,000	3,510,189
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	4,326,000	3,991,190
		10,835,047
Food Products - 0.5%
Conagra Brands, Inc. 0.5% 8/11/23	3,008,000	2,911,071
JDE Peet's BV 0.8% 9/24/24 (b)	3,828,000	3,490,669
Mondelez International, Inc. 2.125% 3/17/24	5,000,000	4,820,282
		11,222,022
Tobacco - 1.2%
Altria Group, Inc. 2.35% 5/6/25	621,000	582,561
BAT Capital Corp. 3.222% 8/15/24	5,286,000	5,098,054
BAT International Finance PLC 1.668% 3/25/26	5,786,000	5,128,877
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	3,612,000	3,444,834
3.5% 7/26/26 (b)	4,800,000	4,419,903
Philip Morris International, Inc.:
2.875% 5/1/24	3,258,000	3,160,797
5% 11/17/25	4,157,000	4,153,987
		25,989,013
TOTAL CONSUMER STAPLES		57,582,642
ENERGY - 2.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 1.231% 12/15/23	959,000	923,363
Oil, Gas & Consumable Fuels - 2.7%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,208,000	2,060,830
ConocoPhillips Co. 2.4% 3/7/25	1,906,000	1,811,894
Enbridge, Inc.:
0.55% 10/4/23	5,000,000	4,805,846
2.15% 2/16/24	737,000	710,684
2.5% 2/14/25	769,000	727,637
4.25% 12/1/26	4,400,000	4,266,117
Energy Transfer LP:
3.6% 2/1/23	1,867,000	1,861,077
4.2% 9/15/23	952,000	945,047
4.25% 3/15/23	2,222,000	2,214,929
Enterprise Products Operating LP 3.35% 3/15/23	3,500,000	3,483,774
EQT Corp. 5.678% 10/1/25	3,369,000	3,359,769
Equinor ASA 1.75% 1/22/26	690,000	632,864
Kinder Morgan Energy Partners LP 3.5% 9/1/23	1,826,000	1,801,580
MPLX LP:
1.75% 3/1/26	4,929,000	4,399,709
4.5% 7/15/23	2,562,000	2,546,561
Occidental Petroleum Corp. 2.9% 8/15/24	1,348,000	1,294,080
Phillips 66 Co.:
0.9% 2/15/24	4,500,000	4,288,615
1.3% 2/15/26	4,900,000	4,399,727
3.85% 4/9/25	3,943,000	3,855,745
Pioneer Natural Resources Co. 0.55% 5/15/23	3,370,000	3,303,630
The Williams Companies, Inc. 4% 9/15/25	4,400,000	4,289,768
Western Gas Partners LP 3 month U.S. LIBOR + 1.100% 5.0407% 1/13/23 (c)(d)	1,253,000	1,250,494
		58,310,377
TOTAL ENERGY		59,233,740
FINANCIALS - 26.3%
Banks - 14.6%
Bank of America Corp.:
0.81% 10/24/24 (c)	3,000,000	2,865,715
0.976% 4/22/25 (c)	4,000,000	3,736,442
1.197% 10/24/26 (c)	7,800,000	6,924,203
1.843% 2/4/25 (c)	5,000,000	4,774,980
3.384% 4/2/26 (c)	3,800,000	3,618,453
3.841% 4/25/25 (c)	5,250,000	5,119,894
4.827% 7/22/26 (c)	4,000,000	3,947,777
Bank of Montreal 4.25% 9/14/24	6,000,000	5,923,358
Bank of Nova Scotia 0.8% 6/15/23	5,422,000	5,292,903
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	3,802,000	3,740,815
Barclays PLC:
1.007% 12/10/24 (c)	2,279,000	2,155,110
2.852% 5/7/26 (c)	6,187,000	5,704,504
4.338% 5/16/24 (c)	3,000,000	2,972,488
BNP Paribas SA:
2.219% 6/9/26 (b)(c)	3,800,000	3,489,802
3.5% 3/1/23 (b)	5,101,000	5,075,513
BPCE SA 1.625% 1/14/25 (b)	6,000,000	5,571,620
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	2,000,000	1,951,032
0.95% 6/23/23	8,205,000	8,024,726
3.945% 8/4/25	4,246,000	4,130,431
Citigroup, Inc.:
0.981% 5/1/25 (c)	2,294,000	2,140,064
2.014% 1/25/26 (c)	5,000,000	4,642,234
3.106% 4/8/26 (c)	3,286,000	3,116,864
4.14% 5/24/25 (c)	5,000,000	4,907,207
5.61% 9/29/26 (c)	7,300,000	7,325,594
Danske Bank A/S 3.875% 9/12/23 (b)	3,715,000	3,660,423
DNB Bank ASA 0.856% 9/30/25 (b)(c)	5,000,000	4,588,636
HSBC Holdings PLC:
0.976% 5/24/25 (c)	4,500,000	4,139,531
1.162% 11/22/24 (c)	5,000,000	4,734,223
1.645% 4/18/26 (c)	3,331,000	2,993,168
4.292% 9/12/26 (c)	9,300,000	8,859,776
Huntington National Bank 5.699% 11/18/25 (c)	4,528,000	4,535,261
Intesa Sanpaolo SpA:
3.25% 9/23/24 (b)	8,770,000	8,253,616
3.375% 1/12/23 (b)	2,000,000	1,994,161
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	3,418,000	3,178,708
1.045% 11/19/26 (c)	6,000,000	5,292,813
1.514% 6/1/24 (c)	6,888,000	6,758,485
3.845% 6/14/25 (c)	5,000,000	4,909,684
KeyBank NA 4.15% 8/8/25	1,413,000	1,382,523
KeyCorp 3.878% 5/23/25 (c)	1,528,000	1,498,218
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	2,769,000	2,702,221
4.716% 8/11/26 (c)	5,000,000	4,851,065
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	3,944,000	3,791,533
0.953% 7/19/25 (c)	3,500,000	3,245,944
0.962% 10/11/25 (c)	5,000,000	4,588,626
2.193% 2/25/25	4,466,000	4,194,211
4.788% 7/18/25 (c)	4,000,000	3,958,281
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	2,087,000	2,004,931
2.651% 5/22/26 (c)	3,989,000	3,695,971
3.922% 9/11/24 (c)	5,000,000	4,920,216
NatWest Group PLC:
2.359% 5/22/24 (c)	2,599,000	2,549,218
3.875% 9/12/23	6,951,000	6,867,185
NatWest Markets PLC 0.8% 8/12/24 (b)	2,224,000	2,052,212
PNC Bank NA 2.5% 8/27/24	5,418,000	5,202,534
Rabobank Nederland New York Branch 3.875% 8/22/24	4,000,000	3,932,089
Regions Financial Corp. 2.25% 5/18/25	1,933,000	1,809,155
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 4.0468% 10/26/23 (c)(d)	5,000,000	4,976,499
2.55% 7/16/24	4,245,000	4,084,406
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	3,539,000	3,433,918
5.807% 9/9/26 (c)	2,609,000	2,597,679
Societe Generale:
2.226% 1/21/26 (b)(c)	12,300,000	11,263,020
4.351% 6/13/25 (b)	4,200,000	4,108,960
Svenska Handelsbanken AB 0.625% 6/30/23 (b)	5,060,000	4,927,175
The Toronto-Dominion Bank:
1.2% 6/3/26	5,000,000	4,416,710
2.35% 3/8/24	5,000,000	4,838,773
Truist Financial Corp.:
4.26% 7/28/26 (c)	4,000,000	3,927,110
5.9% 10/28/26 (c)	4,000,000	4,060,813
U.S. Bancorp 5.727% 10/21/26 (c)	4,500,000	4,597,592
Wells Fargo & Co.:
1.654% 6/2/24 (c)	4,022,000	3,949,286
2.164% 2/11/26 (c)	14,358,000	13,386,163
2.188% 4/30/26 (c)	4,700,000	4,377,555
		313,242,006
Capital Markets - 5.6%
Bank of New York, New York 5.224% 11/21/25 (c)	3,440,000	3,442,437
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 5.0614% 2/21/25 (c)(d)	5,000,000	4,621,265
0.52% 8/9/23	3,750,000	3,573,164
1% 5/5/23	3,943,000	3,784,364
Credit Suisse Group AG 6.373% 7/15/26 (b)(c)	3,000,000	2,782,102
Deutsche Bank AG New York Branch:
0.898% 5/28/24	1,264,000	1,182,231
0.962% 11/8/23	3,081,000	2,949,882
1.447% 4/1/25 (c)	2,890,000	2,666,137
2.222% 9/18/24 (c)	12,004,000	11,516,660
Goldman Sachs Group, Inc.:
1.757% 1/24/25 (c)	10,000,000	9,532,132
5.7% 11/1/24	35,000,000	35,419,255
Intercontinental Exchange, Inc. 3.65% 5/23/25	2,741,000	2,686,790
Moody's Corp. 4.875% 2/15/24	2,500,000	2,494,037
Morgan Stanley:
0.731% 4/5/24 (c)	4,000,000	3,920,613
0.79% 5/30/25 (c)	4,350,000	4,030,641
0.985% 12/10/26 (c)	6,200,000	5,437,509
3.62% 4/17/25 (c)	4,000,000	3,898,559
4% 7/23/25	3,286,000	3,218,660
4.679% 7/17/26 (c)	2,933,000	2,899,631
UBS AG London Branch:
0.375% 6/1/23 (b)	4,081,000	3,987,039
1.375% 1/13/25 (b)	3,559,000	3,294,364
UBS Group AG 1.008% 7/30/24 (b)(c)	4,110,000	3,983,571
		121,321,043
Consumer Finance - 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 4.0414% 9/29/23 (c)(d)	5,000,000	4,896,069
1.15% 10/29/23	4,000,000	3,822,494
1.65% 10/29/24	4,707,000	4,331,220
1.75% 1/30/26	2,616,000	2,307,999
4.125% 7/3/23	1,217,000	1,206,064
4.875% 1/16/24	986,000	972,058
Ally Financial, Inc.:
3.05% 6/5/23	2,805,000	2,767,463
4.75% 6/9/27	4,500,000	4,236,902
5.125% 9/30/24	3,126,000	3,101,310
American Express Co.:
2.25% 3/4/25	2,216,000	2,093,405
3.375% 5/3/24	5,000,000	4,901,536
Capital One Financial Corp.:
1.343% 12/6/24 (c)	4,000,000	3,816,455
2.6% 5/11/23	2,196,000	2,172,185
4.166% 5/9/25 (c)	6,000,000	5,837,006
4.985% 7/24/26 (c)	6,113,000	6,059,620
Hyundai Capital America 1% 9/17/24 (b)	4,487,000	4,120,813
John Deere Capital Corp. 3.4% 6/6/25	3,014,000	2,940,527
Synchrony Financial:
4.25% 8/15/24	4,618,000	4,504,376
4.375% 3/19/24	3,952,000	3,881,347
Toyota Motor Credit Corp. 5.4% 11/10/25	7,275,000	7,397,736
		75,366,585
Diversified Financial Services - 1.2%
Athene Global Funding:
0.95% 1/8/24 (b)	3,290,000	3,119,183
1% 4/16/24 (b)	4,000,000	3,740,994
1.716% 1/7/25 (b)	3,920,000	3,630,545
Blackstone Private Credit Fund 4.7% 3/24/25	4,526,000	4,423,381
Corebridge Financial, Inc. 3.5% 4/4/25 (b)	528,000	505,623
GA Global Funding Trust 1.25% 12/8/23 (b)	5,000,000	4,781,924
Jackson Financial, Inc. 1.125% 11/22/23	5,000,000	4,794,294
		24,995,944
Insurance - 1.4%
American International Group, Inc. 2.5% 6/30/25	2,190,000	2,067,845
Equitable Financial Life Global Funding:
0.5% 11/17/23 (b)	5,000,000	4,777,319
1.1% 11/12/24 (b)	5,000,000	4,615,633
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	1,726,000	1,534,197
MassMutual Global Funding II 4.15% 8/26/25 (b)	3,715,000	3,646,544
Metropolitan Life Global Funding I 0.9% 6/8/23 (b)	2,778,000	2,717,944
Pacific Life Global Funding II 1.2% 6/24/25 (b)	2,709,000	2,461,692
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 3.8755% 4/12/24 (b)(c)(d)	1,828,000	1,813,760
Protective Life Global Funding:
0.502% 4/12/23 (b)	5,000,000	4,916,950
3.218% 3/28/25 (b)	1,098,000	1,044,887
		29,596,771
TOTAL FINANCIALS		564,522,349
HEALTH CARE - 1.7%
Health Care Providers & Services - 0.5%
Cigna Corp. 0.613% 3/15/24	990,000	936,788
Elevance Health, Inc. 0.45% 3/15/23	4,206,000	4,153,608
Humana, Inc. 0.65% 8/3/23	4,595,000	4,459,058
		9,549,454
Life Sciences Tools & Services - 0.4%
PerkinElmer, Inc. 0.85% 9/15/24	4,620,000	4,269,375
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	5,000,000	4,678,432
		8,947,807
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC 0.7% 5/28/24	3,267,000	3,075,731
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,602,000	6,402,345
GSK Consumer Healthcare Capital 3.125% 3/24/25	4,740,000	4,540,981
Mylan NV 3.125% 1/15/23 (b)	3,221,000	3,210,113
		17,229,170
TOTAL HEALTH CARE		35,726,431
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.6%
The Boeing Co.:
1.167% 2/4/23	4,227,000	4,195,105
1.95% 2/1/24	1,500,000	1,443,148
2.75% 2/1/26	2,400,000	2,221,660
4.875% 5/1/25	6,107,000	6,050,354
		13,910,267
Airlines - 0.2%
Delta Air Lines, Inc. 2.9% 10/28/24	3,718,000	3,524,664
Commercial Services & Supplies - 0.2%
Republic Services, Inc. 0.875% 11/15/25	4,500,000	4,026,652
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (b)	2,595,000	2,459,053
Machinery - 0.3%
Daimler Trucks Finance North America LLC 1.625% 12/13/24 (b)	1,613,000	1,499,383
Parker Hannifin Corp. 3.65% 6/15/24	4,730,000	4,623,693
		6,123,076
Road & Rail - 0.3%
Canadian Pacific Railway Co. 1.35% 12/2/24	7,345,000	6,839,706
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
0.7% 2/15/24	1,322,000	1,244,979
0.8% 8/18/24	1,945,000	1,788,965
3.25% 3/1/25	1,900,000	1,801,038
		4,834,982
TOTAL INDUSTRIALS		41,718,400
INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Components - 0.0%
Dell International LLC/EMC Corp. 5.45% 6/15/23	1,371,000	1,371,803
IT Services - 0.3%
The Western Union Co.:
1.35% 3/15/26	3,000,000	2,615,686
2.85% 1/10/25	775,000	737,469
4.25% 6/9/23	2,949,000	2,929,132
		6,282,287
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 3.6231% 10/1/24 (c)(d)	2,353,000	2,320,853
Microchip Technology, Inc. 0.983% 9/1/24	4,503,000	4,163,487
		6,484,340
Software - 0.7%
Oracle Corp. 5.8% 11/10/25	5,180,000	5,305,867
Roper Technologies, Inc. 3.65% 9/15/23	2,500,000	2,470,055
VMware, Inc.:
0.6% 8/15/23	4,384,000	4,245,327
1% 8/15/24	2,883,000	2,684,442
		14,705,691
TOTAL INFORMATION TECHNOLOGY		28,844,121
MATERIALS - 0.3%
Chemicals - 0.3%
Celanese U.S. Holdings LLC 5.9% 7/5/24	5,000,000	4,969,429
Nutrien Ltd. 5.9% 11/7/24	2,353,000	2,380,176
		7,349,605
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp. 1.3% 9/15/25	1,459,000	1,312,179
Crown Castle International Corp. 1.35% 7/15/25	342,000	311,237
Omega Healthcare Investors, Inc. 4.5% 1/15/25	3,800,000	3,695,669
Welltower, Inc. 3.625% 3/15/24	1,604,000	1,571,388
		6,890,473
UTILITIES - 2.1%
Electric Utilities - 1.2%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 3.4091% 6/10/23 (c)(d)	3,198,000	3,183,237
Edison International 2.95% 3/15/23	5,000,000	4,971,893
FirstEnergy Corp.:
1.6% 1/15/26	365,000	322,721
2.05% 3/1/25	2,028,000	1,871,267
Florida Power & Light Co. 2.85% 4/1/25	926,000	888,695
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 0.270% 4.9349% 2/22/23 (c)(d)	5,000,000	4,998,891
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 3.8909% 9/28/23 (c)(d)	1,790,000	1,783,207
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.1681% 5/10/23 (c)(d)	3,695,000	3,683,170
0.6% 2/26/24	1,338,000	1,265,474
Tampa Electric Co. 3.875% 7/12/24	2,786,000	2,721,563
		25,690,118
Gas Utilities - 0.2%
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 3.5997% 3/2/23 (c)(d)	2,052,000	2,050,351
Dominion Gas Holdings LLC 2.5% 11/15/24	722,000	686,169
ONE Gas, Inc. 0.85% 3/11/23	1,252,000	1,249,239
		3,985,759
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24	2,029,000	1,880,624
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 4.4485% 5/13/24 (c)(d)	3,063,000	3,019,043
DTE Energy Co. 4.22% 11/1/24	5,000,000	4,923,128
NiSource, Inc. 0.95% 8/15/25	1,507,000	1,358,890
Sempra Energy 3.3% 4/1/25	1,816,000	1,751,916
WEC Energy Group, Inc. 5% 9/27/25	1,702,000	1,709,222
		12,762,199
TOTAL UTILITIES		44,318,700
TOTAL NONCONVERTIBLE BONDS (Cost $975,737,547)		943,744,528

U.S. Treasury Obligations - 36.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.25% 7/31/25 (e)	391,359,800	353,416,239
0.25% 10/31/25	65,867,100	59,033,388
0.375% 4/30/25	70,643,900	64,490,154
4.125% 10/31/27	8,000,000	8,101,875
4.25% 9/30/24	269,000,000	268,190,899
4.5% 11/15/25	23,000,000	23,258,750
TOTAL U.S. TREASURY OBLIGATIONS (Cost $794,052,476)		776,491,305

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.2%
4.5% 3/1/39 to 9/1/49	3,066,839	3,048,885
5.5% 11/1/34	598,222	613,454
7.5% 11/1/31	118	125
TOTAL FANNIE MAE		3,662,464
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	5,779	6,020
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	70,631	73,263
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,131,643)		3,741,747

Asset-Backed Securities - 12.7%
	Principal Amount (a)	Value ($)
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 5.3846% 7/22/32 (b)(c)(d)	4,510,000	4,398,725
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 1/15/32 (b)(c)(d)	4,518,000	4,429,063
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 5.0336% 1/17/32 (b)(c)(d)	5,435,000	5,333,360
American Express Credit Account Master Trust:
Series 2021-1 Class A, 0.9% 11/15/26	5,630,000	5,202,464
Series 2022-2 Class A, 3.39% 5/15/27	6,000,000	5,793,355
Series 2022-3 Class A, 3.75% 8/15/27	5,000,000	4,860,574
Series 2022-4 Class A, 4.95% 10/15/27	2,840,000	2,851,104
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	4,632,000	4,383,856
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 5.3746% 4/22/31 (b)(c)(d)	3,925,000	3,842,497
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	5,085,000	4,844,213
Series 2021-A1 Class A1, 0.44% 9/15/26	4,673,000	4,379,480
Series 2022-A1 Class A1, 3.53% 11/15/27	5,363,000	5,191,778
Series 2022-A2 Class A2, 5% 4/17/28	3,936,000	3,940,699
Capital One Multi-Asset Execution Trust:
Series 2021-A3 Class A3, 1.04% 11/15/26	5,927,000	5,490,911
Series 2022-A1 Class A1, 2.8% 3/15/27	9,460,000	9,031,901
Series 2022-A2 Class A, 3.49% 5/15/27	4,725,000	4,563,992
Series 2022-A3 Class A, 4.95% 10/15/27	3,490,000	3,501,395
CarMax Auto Owner Trust Series 2020-4 Class A3, 0.5% 8/15/25	1,884,274	1,823,512
Carmax Auto Owner Trust Series 2022-4 Class A2A, 5.34% 12/15/25	3,222,000	3,216,764
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	3,496,507	3,354,996
Series 2021-P3 Class A3, 0.7% 11/10/26	3,730,000	3,412,813
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.3426% 10/20/32 (b)(c)(d)	1,244,000	1,210,024
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.1791% 7/15/33 (b)(c)(d)	4,739,000	4,618,174
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 5.328% 7/27/30 (b)(c)(d)	4,202,916	4,133,614
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	4,436,000	4,337,922
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 4.5436% 7/25/34 (c)(d)	63,989	59,856
Dell Equipment Finance Trust:
Series 2020-2 Class A3, 0.57% 10/23/23 (b)	950,260	937,712
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	1,645,000	1,604,955
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	5,550,000	5,142,215
Series 2022-A1 Class A1, 1.96% 2/15/27	3,099,000	2,916,497
Series 2022-A2 Class A, 3.32% 5/15/27	4,680,000	4,516,493
Series 2022-A3 Class A3, 3.56% 7/15/27	4,691,000	4,497,950
Series 2022-A4 Class A, 5.03% 10/15/27	4,250,000	4,264,575
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	1,332,067	1,307,879
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (b)	2,772,009	2,733,293
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	1,518,466	1,463,156
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (b)(c)(d)	4,077,000	3,988,289
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	708,092	702,891
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	1,680,058	1,632,113
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	691,721	666,690
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	2,809,823	2,669,632
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	781,000	760,237
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	7,267,000	7,000,662
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	3,575,000	3,456,261
Series 2022-2 Class A2, 2.93% 10/21/24	3,687,923	3,636,030
GM Financial Consumer Automobile Receivables Series 2022-2 Class A3, 3.1% 2/16/27	4,307,000	4,159,259
GM Financial Consumer Automobile Receivables Trust Series 2020-4 Class A3, 0.38% 8/18/25	1,961,300	1,900,483
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	1,575,000	1,523,760
Series 2020-2 Class A, 0.69% 10/15/25 (b)	3,406,000	3,255,975
Hyundai Auto Receivables Trust Series 2020-C Class A3, 0.38% 5/15/25	2,287,902	2,222,425
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 5.3246% 1/22/31 (b)(c)(d)	3,305,000	3,243,838
Marlette Funding Trust:
Series 2021-2A Class A, 0.51% 9/15/31 (b)	146,594	146,172
Series 2021-3A Class A, 0.65% 12/15/31 (b)	606,601	597,383
Series 2022-1A Class A, 1.36% 4/15/32 (b)	1,628,705	1,592,462
Series 2022-2A Class A, 4.25% 8/15/32 (b)	3,490,295	3,438,096
MMAF Equipment Finance LLC:
Series 2019-B Class A3, 2.01% 12/12/24 (b)	1,362,934	1,335,589
Series 2022-B Class A2, 5.57% 9/9/25 (b)	2,568,000	2,568,610
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 5.0791% 7/17/32 (b)(c)(d)	4,380,000	4,266,764
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	4,502,000	4,134,455
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 5.4754% 5/20/29 (b)(c)(d)	2,987,854	2,945,812
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 4.9136% 4/15/30 (b)(c)(d)	4,504,293	4,395,870
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.2886% 1/25/36 (c)(d)	79,550	77,492
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	2,425,240	2,117,332
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	1,564,911	1,533,366
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	2,994,000	2,927,023
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (b)	3,347,947	3,275,645
Series 2021-A Class A3, 0.51% 7/22/24 (b)	2,246,000	2,179,160
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.1391% 7/15/32 (b)(c)(d)	3,398,000	3,318,932
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 5.0991% 1/15/34 (b)(c)(d)	4,807,000	4,707,135
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 5.6097% 11/18/30 (b)(c)(d)	4,433,000	4,358,065
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 5.0091% 7/15/30 (b)(c)(d)	5,205,297	5,110,576
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 4.9036% 9/25/34 (c)(d)	68,627	64,729
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (b)	443,411	441,604
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (b)	3,226,000	3,115,247
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	2,401,000	2,180,280
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	11,110	11,051
Series 2021-2 Class A, 0.91% 6/20/31 (b)	552,025	540,219
Series 2021-3 Class A, 0.83% 7/20/31 (b)	1,097,352	1,064,884
Series 2021-4 Class A, 0.84% 9/20/31 (b)	1,830,229	1,766,213
Series 2021-5 Class A, 1.31% 11/20/31 (b)	2,387,881	2,278,348
3.12% 3/20/32 (b)	3,582,832	3,443,453
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	514,085	490,724
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	2,404,057	2,171,209
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	3,147,343	2,910,670
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	3,250,000	3,031,650
Series 2021-2 Class A, 0.99% 4/20/28	4,700,000	4,352,741
Series 2022-5 Class A1A, 3.72% 7/20/27	2,405,000	2,359,643
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 5.0291% 4/17/30 (b)(c)(d)	4,064,317	3,995,333
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 4.2186% 8/20/29 (b)(c)(d)	2,008,158	1,993,033
World Omni Auto Receivables Trust Series 2021-D Class A2, 0.35% 12/16/24	2,045,925	2,023,906
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	1,316,482	1,304,030
TOTAL ASSET-BACKED SECURITIES (Cost $282,830,707)		272,975,218

Collateralized Mortgage Obligations - 2.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.8%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	1,143,841	1,046,198
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	3,063,952	2,530,505
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	574,461	545,757
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	1,013,589	989,679
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	884,494	829,316
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	545,294	523,529
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	832,965	784,539
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,130,218	1,056,046
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	4,275,896	4,115,550
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	4,428,734	4,081,522
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	3,779,944	3,632,518
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	1,687,768	1,434,464
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	3,563,665	3,005,252
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	1,164,303	1,034,288
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	1,221,923	1,077,427
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	1,480,470	1,436,055
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	3,035,226	2,650,229
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	2,340,073	2,122,070
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	480,550	426,350
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	655,441	573,598
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	2,346,247	2,139,006
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	1,530,024	1,448,689
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	757,788	734,634
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (c)(d)	821	740
TOTAL PRIVATE SPONSOR		38,217,961
U.S. Government Agency - 0.2%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 4.3161% 5/25/45 (c)(d)	1,422,168	1,409,164
sequential payer Series 2001-40 Class Z, 6% 8/25/31	25,109	25,326
Series 2016-27:
Class HK, 3% 1/25/41	1,487,140	1,405,815
Class KG, 3% 1/25/40	683,439	646,188
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 4.3661% 7/25/46 (c)(d)	1,604,984	1,597,526
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	158,124	157,051
TOTAL U.S. GOVERNMENT AGENCY		5,241,070
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $47,412,650)		43,459,031

Commercial Mortgage Securities - 4.2%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 4.945% 1/15/39 (b)(c)(d)	1,181,000	1,137,613
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,099,000	1,016,361
Benchmark Mortgage Trust:
sequential payer Series 2021-B31 Class A1, 1.357% 12/15/54	3,514,502	3,243,919
Series 2018-B7 Class A1, 3.436% 5/15/53	345,252	341,333
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 4.625% 9/15/26 (b)(c)(d)	2,278,000	2,144,098
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 5.6923% 4/15/37 (b)(c)(d)	4,067,000	3,957,414
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 4.5651% 10/15/36 (b)(c)(d)	2,101,000	2,004,895
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 4.5273% 5/15/38 (b)(c)(d)	1,700,000	1,627,527
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 4.8072% 2/15/39 (b)(c)(d)	2,737,975	2,626,554
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 4.726% 11/15/38 (b)(c)(d)	2,082,000	1,996,448
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 4.5109% 10/15/26 (b)(c)(d)	1,935,000	1,835,825
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 5.9593% 10/15/39 (b)(c)(d)	1,009,000	1,004,574
floater sequential payer Series 2021-SOAR Class A, 4.546% 6/15/38 (b)(c)	1,883,730	1,803,434
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 4.873% 4/15/34 (b)(c)(d)	2,104,341	2,048,090
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (b)(c)(d)	3,038,105	2,984,577
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	3,704,339	3,275,835
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,253,380	1,941,222
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 4.8253% 11/15/36 (b)(c)(d)	821,166	797,413
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 4.995% 6/15/34 (b)(c)(d)	3,038,602	2,979,322
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	280,305	275,510
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,057,127	1,013,976
Series 2015-GC33 Class AAB, 3.522% 9/10/58	1,596,240	1,542,969
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class ASB, 3.452% 7/15/47	886,445	879,347
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	4,412,000	3,870,525
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 4.855% 5/15/36 (b)(c)(d)	3,927,000	3,876,298
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	525,072	468,661
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class ASB, 4.1628% 8/15/51	2,156,000	2,060,360
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 4.625% 7/15/32 (b)(c)(d)	3,675,000	3,439,044
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 4.577% 11/15/38 (b)(c)(d)	2,887,000	2,754,049
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 4.956% 7/15/38 (b)(c)(d)	902,978	868,453
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 4.825% 10/15/36 (b)(c)(d)	1,243,000	1,156,932
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	2,785,443	2,728,473
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A4, 3.4927% 8/15/47	3,603,446	3,492,851
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)	1,112,533	1,109,668
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 5.125% 9/15/29 (b)(c)(d)	1,364,955	1,324,260
Series 2013-LC11 Class A/S, 3.216% 4/15/46	2,432,813	2,383,709
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 5.0895% 5/15/39 (b)(c)(d)	3,413,000	3,310,346
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 4.575% 3/15/38 (b)(c)(d)	1,683,828	1,618,363
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 4.575% 7/15/38 (b)(c)(d)	995,000	951,344
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	802,735	754,631
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,396,136	2,224,078
Series 2019-H7 Class A1, 2.327% 7/15/52	864,927	838,420
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 4.359% 10/15/36 (b)(c)(d)	3,214,405	3,049,242
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 4.6061% 11/15/38 (b)(c)(d)	2,005,000	1,915,807
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 4.6631% 4/10/46 (b)(c)(d)	497,547	496,847
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	1,280,703	1,240,550
Series 2017-RC1 Class ASB, 3.453% 1/15/60	1,710,071	1,643,937
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C14 Class ASB, 2.977% 6/15/46	273,735	272,446
Series 2014-C20 Class ASB, 3.638% 5/15/47	267,959	263,706
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $95,216,077)		90,591,256

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (f) (Cost $8,326,495)	8,324,830	8,326,495

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $2,207,707,595)	2,139,329,580
NET OTHER ASSETS (LIABILITIES) - 0.5%	10,832,609
NET ASSETS - 100.0%	2,150,162,189

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	210	Mar 2023	43,125,469	109,510	109,510

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $439,235,449 or 20.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $282,658.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	7,113,819	201,723,445	200,510,769	128,980	-	-	8,326,495	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	-	270,656,523	270,656,523	5,489	-	-	-	0.0%
Total	7,113,819	472,379,968	471,167,292	134,469	-	-	8,326,495

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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